NOTICE OF MERGER OF PHOENIX STRATEGIC
                   ALLOCATION FUND INTO PHOENIX BALANCED FUND
                                ON APRIL 29, 2005


                        PHOENIX STRATEGIC ALLOCATION FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301


                                                                  April 25, 2005

Dear Shareholder:

         The Board of Trustees of Phoenix Strategic Allocation Fund ("Strategic Allocation") has approved the reorganization of Strategic Allocation into the Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund. Balanced's investment objective and investment strategies are substantially similar to those of Strategic Allocation. The reorganization is expected to be completed on or about April 29, 2005. Once the reorganization is completed, you will become a shareholder of Balanced and will receive shares of the corresponding class of Balanced with an aggregate net asset value equal to the aggregate net asset value of your investment in Strategic Allocation. No sales charge will be imposed in connection with the reorganization. Phoenix Investment Counsel, Inc. or one of its affiliates will pay all costs of the reorganization.

         The Board of Trustees of Strategic Allocation believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of Strategic Allocation and its shareholders.

         You are not being asked to vote on, or take any other action in connection with, the reorganization.

         If you have any questions, please call (860) 243-1574 between 8:00 a.m. and 6:00 p.m. Eastern time, Monday through Friday.

                                                                      Sincerely,

                                                            /s/ Daniel T. Geraci

                                                                Daniel T. Geraci
                                                                       President


                                            TABLE OF CONTENTS                                                 PAGE
                                            -----------------                                                 ----

SUMMARY...........................................................................................................4
         Why is the Reorganization occurring?.....................................................................4
         What are the key features of the Reorganization?.........................................................4
         After the Reorganization, what shares of Balanced will I own?............................................4
         How will the Reorganization affect me?...................................................................4
         How do the Funds' investment objectives, principal investment strategies and risks compare?..............5
         How do the Funds' fees and expenses compare?............................................................10
         How do the Funds' performance records compare?..........................................................14
         Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?....................................................................................................16
         Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?.......................................................16
         What will be the primary federal tax consequences of the Reorganization?................................19
RISKS............................................................................................................19
         Are the risk factors for the Funds similar?.............................................................19
         What are the primary risks of investing in each Fund?...................................................19
INFORMATION ABOUT THE REORGANIZATION.............................................................................23
         Reasons for the Reorganization..........................................................................23
         Agreement and Plan of Reorganization....................................................................24
         Federal Income Tax Consequences.........................................................................26
         Pro-forma Capitalization................................................................................27
         Distribution of Shares..................................................................................28
         Purchase and Redemption Procedures......................................................................29
         Exchange Privileges.....................................................................................29
         Dividend Policy.........................................................................................29
COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS..................................................................30
         Form of Organization....................................................................................30
         Capitalization..........................................................................................30
         Shareholder Liability...................................................................................30
         Shareholder Meetings and Voting Rights..................................................................31
         Liquidation.............................................................................................32
         Liability and Indemnification of Trustees...............................................................32
         Shareholder Information.................................................................................33
         Control Persons and Principal Holders of Securities.....................................................33
FINANCIAL STATEMENTS AND EXPERTS.................................................................................33
LEGAL MATTERS....................................................................................................34
ADDITIONAL INFORMATION...........................................................................................34
Exhibit A--Form of Agreement and Plan of Reorganization.........................................................A-1

                            ACQUISITION OF ASSETS OF

                        PHOENIX STRATEGIC ALLOCATION FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        BY AND IN EXCHANGE FOR SHARES OF

                              PHOENIX BALANCED FUND
                                   a series of
                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        PROSPECTUS/INFORMATION STATEMENT

                              DATED APRIL 25, 2005


         This Prospectus/Information Statement is being furnished in connection with the reorganization of Phoenix Strategic Allocation Fund ("Strategic Allocation") into the Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund. This Prospectus/Information Statement is being mailed on or about April 29, 2005.

         THIS PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO THIS PROSPECTUS/INFORMATION STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

                                     GENERAL

         The Board of Trustees of Strategic Allocation approved the reorganization of Strategic Allocation into Balanced, a series of Phoenix Series Fund. Strategic Allocation and Balanced are sometimes referred to individually in this Prospectus/Information Statement as a "Fund" and collectively as the "Funds".

         In the reorganization, all of the assets of Strategic Allocation will be acquired by Balanced in exchange for Class A, Class B and Class C shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation (the "Reorganization"). Class A, Class B and Class C shares of Balanced will be distributed to each shareholder in liquidation of Strategic Allocation, and Strategic Allocation will be terminated. You will then hold that number of full and fractional shares of Balanced which have an aggregate net asset value equal to the aggregate net asset value of your shares of Strategic Allocation.

         Strategic Allocation is a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Balanced is a separate diversified series of Phoenix Series Fund, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Strategic Allocation is similar to that of Balanced, as follows:

---------------------------------------------------------------------------------------------------------------------
                         FUND                                               INVESTMENT OBJECTIVE
                         ----                                               --------------------
------------------------------------------------------- -------------------------------------------------------------
Strategic                                               Allocation Provide the highest total return consistent with reasonable risk.
------------------------------------------------------- -------------------------------------------------------------
Balanced                                                Reasonable income, long-term capital growth and conservation of capital.
---------------------------------------------------------------------------------------------------------------------

The investment strategies for Strategic Allocation are substantially similar to those for Balanced.

         This Prospectus/Information Statement explains concisely the information about Balanced that you should know. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission ("SEC"):

---------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT STRATEGIC ALLOCATION:                                HOW TO OBTAIN THIS INFORMATION:
---------------------------------------                                -------------------------------
--------------------------------------------------------------------- -----------------------------------------------
Prospectus of Strategic Allocation, dated March 15, 2004, as           Copies are available upon request and without
supplemented on January 3, 2005 and March 18, 2005                     charge if you:

                                                                       o  Go to the Individual Investors section
Statement of Additional Information of Strategic Allocation, dated        of the Phoenix Funds Website at
March 15, 2004, as supplemented on April 15, 2004, January 3, 2005        PhoenixInvestments.com
and March 18, 2005                                                        ----------------------
                                                                       o  Write to Phoenix Equity Planning
                                                                          Corporation, 56 Prospect Street, P.O. Box
Annual Report of Strategic Allocation for the year ended December         150480, Hartford, CT 06115-0480; or
31, 2004                                                               o  Call (800) 243-4361 toll-free.
--------------------------------------------------------------------- -----------------------------------------------
 INFORMATION ABOUT BALANCED                                            HOW TO OBTAIN THIS INFORMATION:
 --------------------------                                            -------------------------------
--------------------------------------------------------------------- -----------------------------------------------
Prospectus of Phoenix Series Fund relating to Balanced, dated          Copies are available upon request and without
April 19, 2005, which accompanies this Prospectus/Information          charge if you:
Statement
                                                                       o  Go to the Individual Investors section
Statement of Additional Information of Phoenix Series Fund relating       of the Phoenix Funds Website at
to Balanced, dated April 19, 2005                                         PhoenixInvestments.com
                                                                          ----------------------
                                                                       o  Write to Phoenix Equity Planning
Annual Report of Phoenix Series Fund relating to Balanced for the         Corporation, 56 Prospect Street, P.O.
year ended October 31, 2004                                               Box 150480, Hartford, CT 06115-0480; or
                                                                       o  Call (800) 243-4361 toll-free.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT THE REORGANIZATION:                                  HOW TO OBTAIN THIS INFORMATION:
------------------------------------                                   -------------------------------
--------------------------------------------------------------------- -----------------------------------------------
Statement of Additional Information dated April 25, 2005, which        o  Copies are available upon request and
relates to this Prospectus/Information Statement and the                  without charge if you:
Reorganization                                                         o  Write to Phoenix Equity Planning
                                                                          Corporation, 56 Prospect Street, P.O. Box
                                                                          150480, Hartford, CT 06115-0480; or
                                                                       o  Call (800) 243-4361 toll-free.
---------------------------------------------------------------------------------------------------------------------

         You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

         Information relating to Strategic Allocation contained in its Prospectus dated March 15, 2004, as supplemented on January 3, 2005 and March 18, 2005 (SEC File No. 811-01442) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Information Statement.) Information relating to Balanced contained in the Prospectus of Phoenix Series Fund dated April 19, 2005 (SEC File No. 811-00810) is also incorporated by reference in this document. The Statement of Additional Information dated April 25, 2005 relating to this Prospectus/Information Statement and the Reorganization, which includes the financial statements of Strategic Allocation for the year ended December 31, 2004, financial statements of Phoenix Series Fund relating to Balanced for the year ended October 31, 2004 and pro forma financial statements of Phoenix Series Fund relating to Balanced for the twelve month period ended October 31, 2004, is incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

         AN INVESTMENT IN BALANCED:

o  is not a deposit of, or guaranteed by, any bank
o is not insured by the FDIC, the Federal Reserve Board or any other government agency
o  is not endorsed by any bank or government agency
o involves investment risk, including possible loss of the purchase payment of your original investment

                                     SUMMARY

          THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES
              OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE
             INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE
                  REORGANIZATION, YOU SHOULD READ THIS ENTIRE
               PROSPECTUS/INFORMATION STATEMENT AND THE EXHIBITS.

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Information Statement as Exhibit A.

WHY IS THE REORGANIZATION OCCURRING?

         Both Funds are managed and constructed in a very similar style and composition. The proposed reorganization will allow shareholders of Strategic Allocation to own a fund very similar in style, but with a lower fee structure. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Balanced.

WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

         The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of Strategic Allocation to Balanced in exchange for Class A, Class B and Class C shares of Balanced;
o  the assumption by Balanced of all of the liabilities of Strategic Allocation;
o the liquidation of Strategic Allocation by distribution of Class A, Class B and Class C shares of Balanced to Strategic Allocation's shareholders; and
o the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

         The Reorganization is expected to be completed on or about April 29, 2005.

AFTER THE REORGANIZATION, WHAT SHARES OF BALANCED WILL I OWN?

         If you own Class A, Class B or Class C shares of Strategic Allocation, you will own Class A, Class B or Class C shares, respectively, of Balanced.

         The new shares you receive will have the same total value as your shares of Strategic Allocation, as of the close of business on the day immediately prior to the Reorganization.

HOW WILL THE REORGANIZATION AFFECT ME?

         It is anticipated that the Reorganization will benefit you as follows:

o COST SAVINGS: The total operating expenses of Balanced are less than the operating expenses of Strategic Allocation. As of October 31, 2004, Balanced's total operating expense ratios for Class A and Class B shares were 1.06% and 1.80%, respectively, of average daily net assets and as of December 31, 2004, Strategic Allocation's total operating expense ratios were 1.21% and 1.95% for Class A and Class B shares, respectively.

o OPERATING EFFICIENCIES: Upon the reorganization of Strategic Allocation into Balanced, operating efficiencies may be achieved by Balanced because it will have a greater level of assets. As of December 31, 2004, Strategic Allocation's total net assets were approximately $338.6 million, and Balanced's total net assets were approximately $937.0 million.

         After the Reorganization the value of your shares will depend on the performance of Balanced rather than that of Strategic Allocation. The Trustees of each of Strategic Allocation and Phoenix Series Fund believe that the Reorganization will benefit both Strategic Allocation and Balanced. All of the costs of the Reorganization, including the cost of mailing this Prospectus/Information Statement, will be paid by Phoenix Investment Counsel, Inc. or one of its affiliates.

         Like Strategic Allocation, Balanced will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class B or Class C shares of Balanced or distributed in cash, if you have so elected.

         The Trustees of Strategic Allocation, including the Trustees who are not "interested persons" (the "Disinterested Trustees"), as such term is defined in the 1940 Act, have concluded that the Reorganization would be in the best interest of the shareholders of Strategic Allocation, and that their interests will not be diluted as a result of the Reorganization.

         The Trustees of Phoenix Series Fund have also approved the Reorganization on behalf of Balanced.

HOW DO THE FUNDS' INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

         The investment objective and investment strategies of Strategic Allocation are similar to those of Balanced. The investment objective of each Fund is fundamental, which means that it generally may not be changed without shareholder approval. However, no shareholder approval is required where, as here, the investment objective of a selling fund (Strategic Allocation) is not materially different from the investment objective of a surviving fund (Balanced).

         The following tables summarize a comparison of Strategic Allocation and Balanced with respect to their investment objectives and principal investment strategies, as set forth in the respective Prospectuses and Statements of Additional Information relating to the Funds.

   -----------------------------------------------------------------------------
                       STRATEGIC ALLOCATION
   ------------------ ----------------------------------------------------------
   Investment          Provide the highest total return consistent with
   Objective           reasonable risk.
   ------------------ ----------------------------------------------------------
   Principal           The Fund invests principally in stocks, bonds and other
   Investment          debt securities which are rated at the time of investment
   Strategies          within the four highest rating categories, including
                       obligations issued by corporations, governments and municipalities, and money market instruments. The Fund may invest any amount or proportion of assets in each of these three types of securities and the adviser may adjust the mix of investments when, in the adviser's opinion, an adjustment will enable the Fund to capitalize on perceived variations in return potential based upon changes in economic and market conditions. The Fund generally invests approximately 60% in equity securities and 40% in fixed income securities.

                       Equity securities are selected from among the 1,500 largest companies traded in the United States based on both quantitative and fundamental factors. Price to earnings, price to sales, cash flow ratios and a company's earnings and revenue growth rates are some of the quantitative criteria considered. The adviser also considers current industry conditions and a company's future growth prospects. The adviser then attempts to construct an equity portfolio that seeks to outperform the Standard & Poor's 500 Index ("S&P 500 Index"). At March 31, 2005, the market capitalization range for the equity portion of the Fund's portfolio was $970.5 million to $381.74 billion.

                       Fixed income securities are selected using a sector rotation approach. The adviser seeks to adjust the portion of Fund investment in various sectors (such as municipals, asset-backeds and corporate high yields) and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

                       The Fund may invest in mortgage- and asset-backed securities. At February 28, 2005, the Fund had less than 10% of its assets invested in either type of these securities.

                       The Fund may also invest in high yield-high risk securities. Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the fixed income
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                       portion of the Fund at a level similar to that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. On March 31, 2005, the modified adjusted duration of the Lehman Brothers Aggregate Index was 4.50 years; the modified adjusted duration of the Fund's fixed income holdings was 4.21 years.

                       Fixed income securities selected for Fund investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its fixed income benchmark in an effort to maintain an interest rate risk profile consistent with its fixed income benchmark. On March 31, 2005 the average adjusted maturity of the Lehman Brothers Aggregate Bond Index was
                       7.12 years; the average adjusted maturity of the Fund's fixed income holdings was 5.14 years.

                       Generally, the Fund invests less than 5% of its assets in either foreign equity securities or foreign corporate securities.

                       The Fund's investment strategies may lead to a high portfolio turnover rate. High portfolio turnover rates may increase brokerage and other transaction costs to the Fund, may negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to shareholders.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                       BALANCED
   ------------------ ----------------------------------------------------------
   Investment          Reasonable income, long-term capital growth and
   Objective           conservation of capital.
   ------------------ ----------------------------------------------------------
   Principal           Under normal market circumstances, the Fund invests at
   Investment          least 65% of its assets in common stocks and fixed income
   Strategies          securities of both U.S. and foreign issuers. Generally,
                       the Fund invests approximately 60% in equity securities and 40% in fixed income securities.

                       The subadviser uses a blended approach in its equity security selection process, combining a pursuit of growth and income. Equity securities are selected by first using a screening process targeting investment criteria such as valuation, profitability, near term momentum, long-term growth and financial stability. For the few hundred of the approximately 1,500 companies that survive this screening process, the subadviser projects future growth in earnings and dividends, earnings momentum and relative under-valuation based on individual company prospects, industry trends and macroeconomic conditions. From this analysis, the subadviser develops target prices and value ranges and selects a diversified portfolio of top-rated securities for purchase.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
                       As to the equity portion of the Fund's portfolio, the Fund primarily purchases securities of large capitalization companies; however, the Fund may purchase equity securities of companies in the small and medium capitalization ranges. At March 31, 2005, the market capitalization range for the equity portion of the Fund's portfolio was $970.5 million to $381.74 billion.

                       Fixed income securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of Fund investment in various sectors (such as agency mortgage-backed securities, investment grade corporate bonds and commercial mortgage-backed securities) and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.

                       The Fund may invest in mortgage- and asset-backed securities. At February 28, 2005, the Fund had less than 10% of its assets invested in either type of these securities.

                       Interest rate risk is managed by a duration neutral strategy. The adviser attempts to maintain the duration of the Fund at a level similar to that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. On March 31, 2005 the modified adjusted duration of the Lehman Brothers Aggregate Bond Index was
                       4.50 years; the modified adjusted duration of the Fund's fixed income holdings was 4.21 years.

                       Fixed income securities selected for portfolio investment may be of any maturity. However, the adviser attempts to maintain a maturity composition similar to that of its fixed income benchmark in an effort to maintain an interest rate risk profile consistent with its benchmark. On March 31, 2005 the average adjusted maturity of the Lehman Brothers Aggregate Bond Index was 7.12 years; the average adjusted maturity of the Fund's fixed income holdings was 5.14 years.

                       As to the fixed income portion of the Fund's portfolio, the Fund primarily invests in investment-grade securities, including corporate bonds, municipal bonds, agency and non-agency mortgage-backed securities, asset-backed securities and U.S. Treasury securities. The Fund may also invest in high yield-high risk securities, commonly referred to as "junk bonds."

                       The Fund generally invests less than 5% of its assets in either foreign equity securities or foreign corporate securities.
   -----------------------------------------------------------------------------

         The principal risks of investing in Balanced are similar to those of investing in Strategic Allocation. They include:

o Market risk - the Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings.

o Market capitalization risk - investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor; investments in medium and small capitalization companies may be subject to special risks which cause them to be subject to greater price volatility and more significant declines in market downturns than securities of larger companies; investments in small capitalization companies may be subject to more risk than investments in medium capitalization companies.

o Interest rate risk - the value of investments in debt securities may decline when prevailing interest rates rise or increase when interest rates go down; due to the increasing difficulty of predicting changes in interest rates over longer periods of time, fixed income securities with longer maturities are more volatile than those with shorter maturities.

o Credit risk - the value of investments in debt securities may be adversely affected if an issuer fails to pay principal and interest on the obligation on a timely basis.

o Foreign investment risk - investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers are subject.

o Mortgage-related security risk - changes in interest rates generally affect the value of a mortgage-backed security; some mortgage-backed securities may be structured so that they may be particularly sensitive to changes in interest rates; and investment in mortgage-related securities are subject to special risks if the issuer of the security prepays the principal prior to the security's maturity (including increased volatility in the price of the security and wider fluctuations in response to interest rates).

o Asset-backed security risk - if non-mortgage asset-backed securities fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support the payments on the securities.

o High Yield Debt Security Risk - High yield-high risk securities entail greater volatility and credit and interest rate risk than investment grade securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-grade securities, making it more difficult for the adviser to accurately predict risk. There is a greater risk with high yield-high risk securities that an issuer will not be able to make principal and interest payments when due. If the Fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities.

         Strategic Allocation and Balanced may invest a portion of their assets in cash, cash equivalents such as U.S. Government securities, money market instruments, or high grade commercial paper as a temporary defensive strategy when, in the belief of the adviser, adverse market conditions warrant doing so. This strategy, which would be employed only in seeking to avoid losses, are inconsistent with the Funds' principal investment objectives and strategies, and could result in lower returns and loss of market opportunities.

         For a detailed discussion of the Funds' risks, see the section entitled "Risks" below.

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

         Because Strategic Allocation and Balanced have similar investment objectives and investment strategies, it is not anticipated that the securities held by Strategic Allocation may be sold in significant amounts in order to comply with the policies and investment practices of Balanced in connection with the Reorganization.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

         Strategic Allocation offers three classes of shares (Class A, Class B and Class C). Balanced also offers three classes of shares (Class A, Class B and Class C). You will not pay any initial or deferred sales charge in connection with the Reorganization.

         The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B and Class C shares of each of the Funds. The table entitled "Balanced Pro Forma" shows you what fees and expenses are estimated to be assuming the Reorganization takes place. Balanced has lower fees and expenses than Strategic Allocation currently and will have lower fees and expenses following the reorganization.

         The amounts for the Class A, Class B and Class C shares of Strategic Allocation and Balanced set forth in the following tables and in the examples are based on the expenses for Strategic Allocation and Balanced for the twelve month period ended October 31, 2004. The expenses for Class C shares of Balanced are based on the expenses of that Fund's Class B shares, adjusted for the different deferred sales charge and the fact that Class B shares convert to Class A shares after eight years. The amounts for Class A, Class B and Class C shares of Balanced (Pro Forma) set forth in the following table and in the examples are based on what the estimated expenses of Balanced would have been for the twelve month period ended October 31, 2004, assuming the Reorganization had taken place.

     Shareholder Fees (fees paid directly from your investment)
     ----------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                            STRATEGIC ALLOCATION                       BALANCED
                                            --------------------                       --------
------------------------------------------------------------------------- --------------------------------------
                                      Class A     Class B      Class C     Class A      Class B       Class C
                                      -------     -------      -------     -------      -------       -------
----------------------------------- ------------ ----------- ------------ ----------- ------------- ------------
Maximum Sales Charge (Load)            5.75%        None        None         5.75%        None         None
Imposed on a Purchase (as a
percentage of offering price)
----------------------------------- ------------ ----------- ------------ ----------- ------------- ------------
Maximum Deferred Sales Charge          None         5%*         1%**         None         5%*          1%**
(Load) (as a percentage of the
lesser of the value redeemed or
the amount invested)
----------------------------------- ------------ ----------- ------------ ----------- ------------- ------------
Maximum Sales Charge (Load)            None         None        None         None         None         None
Imposed on Reinvested Dividends
----------------------------------- ------------ ----------- ------------ ----------- ------------- ------------
Redemption Fee                         None         None        None         None         None         None
----------------------------------- ------------ ----------- ------------ ----------- ------------- ------------
Exchange Fee                           None         None        None         None         None         None
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                    BALANCED
                                                   (PRO FORMA)
                                                   -----------
----------------------------------- ----------------------------------------
                                       Class A       Class B      Class C
                                       -------       -------      -------
----------------------------------- ------------- ------------ -------------
Maximum Sales Charge (Load)            5.75%        None          None
Imposed on a Purchase (as a
percentage of offering price)
----------------------------------- ------------- ------------ -------------
Maximum Deferred Sales Charge          None         5%*           1%**
(Load) (as a percentage of the
lesser of the value redeemed or
the amount invested)
----------------------------------- ------------- ------------ -------------
Maximum Sales Charge (Load)            None         None          None
Imposed on Reinvested Dividends
----------------------------------- ------------- ------------ -------------
Redemption Fee                         None         None          None
----------------------------------- ------------- ------------ -------------
Exchange Fee                           None         None          None

----------------------------------------------------------------------------

Fees and Expenses (as a percentage of average daily net assets)
---------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                           STRATEGIC ALLOCATION                         BALANCED
                                           --------------------                         --------
----------------------------------- ----------- ----------- ------------ ------------- ----------- ------------
                                     Class A     Class B      Class C      Class A      Class B      Class C
                                     -------     -------      -------      -------      -------      -------
----------------------------------- ----------- ----------- ------------ ------------- ----------- ------------
Management Fees                       0.65%       0.65%        0.65%        0.55%        0.55%        0.55%
----------------------------------- ----------- ----------- ------------ ------------- ----------- ------------
Distribution and Service (12b-1)      0.25%       1.00%        1.00%        0.25%        1.00%        1.00%
Fees***
----------------------------------- ----------- ----------- ------------ ------------- ----------- ------------
Other Expenses                        0.29%       0.29%        0.29%        0.26%        0.26%        0.26%
----------------------------------- ----------- ----------- ------------ ------------- ----------- ------------
Total Annual Fund Operating           1.19%       1.94%        1.94%        1.06%        1.81%        1.81%
Expenses
---------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------
                                                     BALANCED
                                                    (PRO FORMA)
                                                    -----------
----------------------------------- ------------- ------------ -------------
                                       Class A       Class B      Class C
                                       -------       -------      -------
----------------------------------- ------------- ------------ -------------
Management Fees                        0.54%         0.54%        0.54%
----------------------------------- ------------- ------------ -------------
Distribution and Service (12b-1)       0.25%         1.00%        1.00%
Fees***
----------------------------------- ------------- ------------ -------------
Other Expenses                         0.25%         0.25%        0.25%
----------------------------------- ------------- ------------ -------------
Total Annual Fund Operating            1.04%         1.79%        1.79%
Expenses
----------------------------------------------------------------------------

* The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

** The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

*** Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the NASD.

         The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Strategic Allocation versus Balanced and Balanced Pro Forma, assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same. The examples are for illustration only, and your actual costs may be higher or lower.

         Examples of Fund Expenses

          ----------------------------------------------------------------------------------------------------
                                                          STRATEGIC ALLOCATION
                                                          --------------------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class A                  $689                 $931               $1,192               $1,935
          Class B                  $597                 $810               $1,049               $2,073
          Class C                  $297                 $610               $1,048               $2,267
          ----------------------------------------------------------------------------------------------------


          ----------------------------------------------------------------------------------------------------
                                                                BALANCED
                                                                --------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class A                  $677                 $893               $1,126               $1,795
          Class B                  $584                 $769                $980                $1,930
          Class C                  $284                 $569                $980                $2,127
          ----------------------------------------------------------------------------------------------------


           ----------------------------------------------------------------------------------------------------
                                                           BALANCED PRO FORMA
                                                           ------------------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class A                  $675                 $887               $1,116               $1,773
          Class B                  $582                 $763                $970                $1,908
          Class C                  $282                 $563                $970                $2,105
          ----------------------------------------------------------------------------------------------------


         You would pay the following expenses if you did not redeem your shares:

          ----------------------------------------------------------------------------------------------------
                                                          STRATEGIC ALLOCATION
                                                          --------------------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class B                  $197                 $610               $1,049               $2,073
          Class C                  $197                 $610               $1,048               $2,267
          ----------------------------------------------------------------------------------------------------


          ----------------------------------------------------------------------------------------------------
                                                                BALANCED
                                                                --------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class B                  $184                 $569                $980                $1,930
          Class C                  $184                 $569                $980                $2,127
          ----------------------------------------------------------------------------------------------------


          ----------------------------------------------------------------------------------------------------
                                                           BALANCED PRO FORMA
                                                           ------------------
                                 One Year           Three Years          Five Years           Ten Years
                                 --------           -----------          ----------           ---------
          Class B                  $182                 $563                $970                $1,908
          Class C                  $182                 $563                $970                $2,105
          ----------------------------------------------------------------------------------------------------

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

         The following charts show how the Class A shares of Strategic Allocation and Balanced have performed in the past. The Class A shares are the oldest class outstanding for Strategic Allocation and Balanced. The Class B and Class C shares of Strategic Allocation commenced operations on October 24, 1994 and March 15, 2004, respectively. The Class B shares of Balanced commenced operations on July 15, 1994. Class C shares of Balanced commenced operations on April 19, 2005 and therefore do not have performance for the year ended December 31, 2004. Past performance, before and after taxes, is not an indication of future results.

         Year-by-Year Total Return (%)
         -----------------------------

         The charts below show the percentage gain or loss for the Class A shares of Strategic Allocation and Balanced in each full calendar year over a ten-year period.(1)

         These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund's return, as applicable, has varied from year-to-year. These charts include the effects of Fund expenses. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

                              STRATEGIC ALLOCATION

                   CALENDAR YEAR             ANNUAL RETURN (%)
                       1995                         18.23
                       1996                          8.78
                       1997                         20.68
                       1998                         20.38
                       1999                         10.97
                       2000                         -0.41
                       2001                          1.52
                       2002                        -11.67
                       2003                         19.23
                       2004                          7.14

                         High Quarter: 4th - 1998 16.05%
                         Low Quarter: 3rd - 2002 -9.16%
            Year-to-date performance (through March 31, 2005) is -1.75%

                                    BALANCED

                   CALENDAR YEAR             ANNUAL RETURN (%)
                       1995                         23.39
                       1996                          8.58
                       1997                         18.33
                       1998                         18.52
                       1999                         10.76
                       2000                         -0.38
                       2001                          1.92
                       2002                        -11.56
                       2003                         18.60
                       2004                          7.17

                         High Quarter: 4th - 1998 13.59%
                         Low Quarter: 3rd - 2002 -8.96%
           Year-to-date performance (through March 31, 2005) is -1.80%

(1) Each Fund's annual returns in the charts above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted.

         The next set of tables lists the average annual total return by class of Strategic Allocation and Balanced for the past one, five and ten years (through December 31, 2004). The after-tax returns shown are for Class A, the oldest class of Strategic Allocation and Balanced; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table.

         Average Annual Total Return (for the period ended 12/31/2004)(2)
         ----------------------------------------------------------------

       --------------------------------------------------------------------------------------------------
                                              1 Year Ended         5 Years Ended        10 Years Ended
       STRATEGIC ALLOCATION                     12/31/04             12/31/04              12/31/04
       --------------------                     --------             --------              --------
       ----------------------------------- ------------------- -------------------- ---------------------
       Class A shares
       ----------------------------------- ------------------- -------------------- ---------------------
           Return Before Taxes                   0.98%                1.46%                8.35%
       ----------------------------------- ------------------- -------------------- ---------------------
           Return After Taxes on                 0.44%                0.21%                5.54%
           Distributions(3)
       ----------------------------------- ------------------- -------------------- ---------------------
           Return After Taxes on                 0.93%                0.63%                5.53%
           Distributions and Sale of
           Fund Shares(3)
       ----------------------------------- ------------------- -------------------- ---------------------
       Class B shares
       ----------------------------------- ------------------- -------------------- ---------------------
           Return Before Taxes                   2.31%                1.89%                8.17%
       ----------------------------------- ------------------- -------------------- ---------------------
       Class C shares
       ----------------------------------- ------------------- -------------------- ---------------------
           Return Before Taxes                    N/A                  N/A                  N/A
       ----------------------------------- ------------------- -------------------- ---------------------
       S&P 500 Index                             10.86%              -2.31%                12.11%
       ----------------------------------- ------------------- -------------------- ---------------------
       Lehman Brothers Aggregate Bond            4.34%                7.71%                7.72%
           Index
       ----------------------------------- ------------------- -------------------- ---------------------
       Balanced Benchmark                        8.29%                1.98%                10.69%
       --------------------------------------------------------------------------------------------------

       ---------------------------------- -------------------- -------------------- ---------------------
                                             1 Year Ended         5 Years Ended        10 Years Ended
       BALANCED                                12/31/04             12/31/04              12/31/04
       --------                                --------             --------              --------
       --------------------------------------------------------------------------------------------------
       Class A shares
       ---------------------------------- -------------------- -------------------- ---------------------
           Return Before Taxes                   1.00%                1.47%                8.39%
       ---------------------------------- -------------------- -------------------- ---------------------
           Return After Taxes on                -0.16%               -0.05%                5.62%
           Distributions(3)
       ---------------------------------- -------------------- -------------------- ---------------------
           Return After Taxes on                 1.60%                0.53%                5.69%
           Distributions and Sale of
           Fund Shares(3)
       ---------------------------------- -------------------- -------------------- ---------------------
       Class B shares
       ---------------------------------- -------------------- -------------------- ---------------------
           Return Before Taxes                   2.36%                1.91%                8.22%
       --------------------------------------------------------------------------------------------------

       ---------------------------------- -------------------- -------------------- ---------------------
                                             1 Year Ended         5 Years Ended        10 Years Ended
       BALANCED                                12/31/04             12/31/04              12/31/04
       --------                                --------             --------              --------
       --------------------------------------------------------------------------------------------------
       S&P 500 Index                            10.86%               -2.31%                12.11%
       ---------------------------------- -------------------- -------------------- ---------------------
       Lehman Brothers Aggregate Bond            4.34%                7.71%                7.72%
           Index
       ---------------------------------- -------------------- -------------------- ---------------------
       Balanced Benchmark                        8.29%                1.98%                10.69%
       ---------------------------------- -------------------- -------------------- ---------------------

       (2) Each Fund's average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in the Fund's Class A shares and a full redemption in the Fund's Class B shares and Class C shares.

       (3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                           --------------------------

         The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large- and medium- sized companies and is often used to indicate the performance of the overall stock market. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. The Balanced Benchmark is a composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Index performance does not reflect sales charges, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

         For a detailed discussion of the manner of calculating total return, please see the Funds' Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts.

WILL I BE ABLE TO PURCHASE, EXCHANGE AND REDEEM SHARES AND RECEIVE DISTRIBUTIONS IN THE SAME WAY?

         The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class B or Class C shares, as applicable, of Balanced in the same manner as you did for your shares of Strategic Allocation before the Reorganization. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.

WHO WILL BE THE ADVISER AND SUBADVISER OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUBADVISORY FEES BE AFTER THE REORGANIZATION?

         Management of the Funds
         -----------------------

         The overall management of Strategic Allocation and Balanced is the responsibility of, and is supervised by, the respective Boards of Trustees of the Funds.

         Adviser
         -------

         Phoenix Investment Counsel, Inc. (the "Adviser" or "PIC") is the investment adviser for each Fund and is responsible for the day-to-day management of each Fund's fixed income investment portfolio. The Adviser selects and pays the fees of the subadviser for the Funds to manage the Funds' equity portfolio and monitors the subadviser's management of each Fund.

         Facts about the Adviser:

         -----------------------------------------------------------------------
         o The Adviser is an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc.

         o The Adviser acts as the investment adviser for 13 fund companies totaling 38 mutual funds and as adviser to institutional clients, with assets under management of approximately $21.8 billion as of December 31, 2004.

         o The Adviser is located at 56 Prospect Street, Hartford, Connecticut 06115.
         -----------------------------------------------------------------------

         Subadviser
         ----------

         Engemann Asset Management (the "Subadviser") is the investment subadviser to the Funds. Pursuant to a Subadvisory Agreement with the Adviser, the Subadviser is responsible for the day-to-day management of each Fund's equity investment portfolio.

         Facts about the Subadviser:

         -----------------------------------------------------------------------
         o The Subadviser acts as adviser to four fund companies totaling seven mutual funds, as subadviser to five fund companies totaling nine mutual funds and as investment adviser to institutions and individuals.

         o The Subadviser had approximately $3.8 billion in assets under management as of December 31, 2004.

         o The Subadviser is located at 600 North Rosemead Boulevard, Pasadena, California 91107.
         -----------------------------------------------------------------------

         Portfolio Management
         --------------------

         David Albrycht makes the investment and trading decisions for the fixed income portion of the fund's portfolio.

         DAVID L. ALBRYCHT, CFA. Mr. Albrycht has served as portfolio manager of the fixed income portion of the fund since 1997. He also serves as the senior portfolio manager for the Phoenix-Goodwin Multi-Sector Short Term Bond Fund, the Phoenix-Goodwin Multi-Sector Fixed Income Fund and the Phoenix Low Duration Core Plus Bond Fund. In addition, he manages the fixed income portions of the Phoenix Balanced Fund and the Phoenix Income & Growth Fund. He is a Senior Managing Director, Fixed Income, of Phoenix and has managed fixed income portfolios since 1992. Mr. Albrycht joined Phoenix in 1981 and since then has held positions of increasing responsibility.

         A team of investment professionals led by Dong Hao Zhang makes investment and trading decisions for the equity portion of the fund's portfolio.

         DONG HAO ZHANG. Mr. Zhang has served as lead portfolio manager of the equity portion of the fund since 1999. He is also the equity team leader for the Phoenix Value Equity Fund and the Phoenix-Aberdeen Worldwide Opportunities Fund (U.S. domestic portion). In addition, he is a member of the equity team that manages the Phoenix Growth & Income Fund and the Phoenix Income & Growth Fund. He is a Vice President and Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, Mr. Zhang was Managing Director, Portfolio Manager of Phoenix since 1997.

         STEVEN L. COLTON. Mr. Colton has served as an equity team member for the fund since 1999. He serves as the equity team leader for the Phoenix Growth & Income Fund and the Phoenix Income & Growth Fund. In addition, he is an equity team member for the Phoenix Value Equity Fund and the Phoenix-Aberdeen Worldwide Opportunities Fund (U.S. domestic portion). He is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, Mr. Colton was Managing Director, Senior Portfolio Manager of Phoenix since 1997.

         Advisory Fees
         -------------

         For its management and supervision of the daily business affairs of Balanced, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Balanced's net assets at the following rates:

          ----------------------------------------------------------
          First $1 billion                              0.55%
          ---------------------------------------- -----------------
          $1+ billion through $2 billion                0.50%
          ---------------------------------------- -----------------
          $2+ billion                                   0.45%
          ----------------------------------------------------------

         Subadvisory Fees
         ----------------

         Under the terms of the Subadvisory Agreement, the Subadviser is paid by the Adviser for providing advisory services to Balanced. Balanced does not pay a fee to the Subadviser. The Adviser pays the Subadviser a subadvisory fee at a rate equal to 50% of the gross investment management fee multiplied by the percentage of equity assets held in the Fund.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

         Prior to or at the completion of the Reorganization, Strategic Allocation and Balanced will have received an opinion from the law firm of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by Strategic Allocation or its shareholders for federal income tax purposes as a result of receiving shares of Balanced in connection with the Reorganization. The holding period and aggregate tax basis of the shares of

Balanced that are received by the shareholders of Strategic Allocation will be the same as the holding period and aggregate tax basis of the shares of Strategic Allocation previously held by such shareholders, provided that such shares of Strategic Allocation are held as capital assets. In addition, the holding period and tax basis of the assets of Strategic Allocation in the hands of Balanced as a result of the Reorganization will be the same as in the hands of Strategic Allocation immediately prior to the Reorganization, and no gain or loss will be recognized by Balanced upon the receipt of the assets of Strategic Allocation in exchange for shares of Balanced and the assumption by Balanced of Strategic Allocation's liabilities.

                                      RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

         Yes. The risk factors are similar due to the similar investment objectives and investment policies of Strategic Allocation and Balanced. The risks of Balanced are described in greater detail in that Fund's Prospectus.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

         An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with investment in each of the Funds.

---------------------------------------------------------------------------------------------------------------------
                                        Each of the Funds is subject to MARKET RISK.
-------------------------------------- ------------------------------------------------------------------------------
STRATEGIC ALLOCATION                    Invests approximately 60% of its assets in equity securities.
-------------------------------------- ------------------------------------------------------------------------------
BALANCED                                Invests approximately 60% of its assets in equity securities.
---------------------------------------------------------------------------------------------------------------------

         The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by the Fund's Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. The Fund could also miss attractive investment opportunities if its Subadviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Subadviser overweights fixed income markets or industries where there are significant declines.

----------------------------------------------------------------------------------------------------------------------
                                        Each of the Funds is subject to MARKET CAPITALIZATION RISK.
-------------------------------------- -------------------------------------------------------------------------------
STRATEGIC ALLOCATION                    Invests in equity securities of the 1,500 largest companies traded in the
                                        United States.
-------------------------------------- -------------------------------------------------------------------------------
BALANCED                                Primarily purchases equity securities of large capitalization companies and may purchase equity securities of companies in the small and medium capitalization ranges.
----------------------------------------------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

----------------------------------------------------------------------------------------------------------------------
                                        Each of the Funds is subject to INTEREST RATE RISK.
-------------------------------------- -------------------------------------------------------------------------------
STRATEGIC ALLOCATION                    Invests approximately 40% of its assets in fixed income securities.
-------------------------------------- -------------------------------------------------------------------------------
BALANCED                                Invests approximately 40% of its assets in fixed income securities.
----------------------------------------------------------------------------------------------------------------------

         The values of debt securities, such as U.S. government securities, are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. Since each Fund invests a significant portion of its assets in debt securities and if interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Fund's fixed income investments will affect the volatility of the Fund's share price.

-----------------------------------------------------------------------------------------------------------------
                                          Each of the Funds is subject to CREDIT RISK.
---------------------------------------- ------------------------------------------------------------------------
STRATEGIC ALLOCATION                      Invests in debt securities, including mortgage- and asset-backed securities.
---------------------------------------- ------------------------------------------------------------------------
BALANCED                                  Invests in debt securities, including mortgage- and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. Since each Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

-----------------------------------------------------------------------------------------------------------------
                                          Each of the Funds is subject to FOREIGN INVESTMENT RISK.
---------------------------------------- ------------------------------------------------------------------------
STRATEGIC ALLOCATION                      May invest in securities of foreign issuers.
---------------------------------------- ------------------------------------------------------------------------
BALANCED                                  May invest in securities of foreign issuers.
-----------------------------------------------------------------------------------------------------------------

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. Foreign securities often trade in currencies other than the U.S. dollar, and a Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Fund's foreign currency or securities holdings. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly great risks to investors.

---------------------------------------------------------------------------------------------------------------------
                                   Each of the Funds is subject to MORTGAGE-RELATED SECURITY RISK.
--------------------------------- -----------------------------------------------------------------------------------
STRATEGIC ALLOCATION               May invest in mortgage-backed securities.
--------------------------------- -----------------------------------------------------------------------------------
BALANCED                           May invest in mortgage-backed securities.
---------------------------------------------------------------------------------------------------------------------

         Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that a Fund can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose a Fund to a lower rate of return when it reinvests the principal. Further, a Fund may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment represented by the premium the Fund paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of a Fund's shares to fluctuate more.

-----------------------------------------------------------------------------------------------------------------
                                      Each of the Funds is subject to ASSET-BACKED SECURITY RISK.
------------------------------------ ----------------------------------------------------------------------------
STRATEGIC ALLOCATION                  May invest in non-mortgage asset-backed securities.
------------------------------------ ----------------------------------------------------------------------------
BALANCED                              May invest in non-mortgage asset-backed securities.
-----------------------------------------------------------------------------------------------------------------

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles on credit card receivables may be insufficient to support the payments on the securities.

-----------------------------------------------------------------------------------------------------------------
                                    Each of the Funds is subject to HIGH YIELD DEBT SECURITY RISK.
---------------------------------- ------------------------------------------------------------------------------
STRATEGIC ALLOCATION                May invest in high yield-high risk securities.
---------------------------------- ------------------------------------------------------------------------------
BALANCED                            May invest in high yield-high risk securities.
-----------------------------------------------------------------------------------------------------------------

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Fund with high yield debt securities may be more susceptible to credit risk and market risk than a Fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Fund's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

                      INFORMATION ABOUT THE REORGANIZATION

REASONS FOR THE REORGANIZATION

         Both Funds are managed and constructed in a very similar style and composition. The proposed Reorganization will allow shareholders of Strategic Allocation to own a fund very similar in style, but with a lower fee structure and a greater amount of assets. The Reorganization should create better efficiencies for the portfolio management team and perhaps lower fees for Balanced.

         At a regular meeting held on February 23, 2005, all of the Trustees of Strategic Allocation, including the Disinterested Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of shareholders of Strategic Allocation, and that the interests of existing shareholders of Strategic Allocation will not be diluted as a result of the transactions contemplated by the Reorganization.

         Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that the historical performance of Strategic Allocation and Balanced over all time periods was substantially similar.

         The Trustees considered the relative asset size of each Fund, including the benefits of Strategic Allocation joining with a larger entity. As of December 31, 2004, Strategic Allocation's assets were approximately $338.6 million and Balanced's assets were approximately $937.0 million.

         In addition, the Trustees considered, among other things:

o        the terms and conditions of the Reorganization;

o the fact that the Reorganization would not result in the dilution of shareholders' interests;

o the fact that the expense ratio and management fee of Balanced are lower than those of Strategic Allocation;

o the fact that Strategic Allocation and Balanced have similar investment objectives and principal investment strategies;

o the fact that PIC or one of its affiliates will bear the expenses incurred by the Funds in connection with the Reorganization;

o the benefits to shareholders, including operating efficiencies, which may be achieved from combining the Funds;

o the fact that Balanced will assume all of the liabilities of Strategic Allocation;

o the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

o alternatives available to shareholders of Strategic Allocation, including the ability to redeem their shares.

         During their consideration of the Reorganization, the Trustees of Strategic Allocation met with counsel to the Independent Trustees regarding the legal issues involved.

         After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Strategic Allocation concluded that the proposed Reorganization would be in the best interests of Strategic Allocation and its shareholders. Consequently, they approved the Plan.

         The Trustees of Phoenix Series Fund have also approved the Plan on behalf of Balanced.

AGREEMENT AND PLAN OF REORGANIZATION

         The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Information Statement).

         The Plan provides that all of the assets of Strategic Allocation will be acquired by Balanced in exchange for Class A, Class B and Class C shares of Balanced and the assumption by Balanced of all of the liabilities of Strategic Allocation on or about April 29, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Strategic Allocation will endeavor to discharge all of its known liabilities and obligations. Strategic Allocation will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

         At or prior to the Closing Date, Strategic Allocation will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         The number of full and fractional shares of each class of Balanced to be received by the shareholders of Strategic Allocation will be determined by multiplying the respective outstanding class of shares of Strategic Allocation by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Strategic Allocation by the net asset value per share of the respective class of shares of Balanced. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends on the Closing Date (the "Valuation Date"). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         Phoenix Equity Planning Corporation ("PEPCO"), the financial agent for both Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statements of Additional Information of each of Strategic Allocation and Balanced, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC's Division of Investment Management.

         Immediately after the transfer of its assets to Balanced, Strategic Allocation will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Balanced received by Strategic Allocation. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Strategic Allocation's shareholders on Balanced's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Balanced due to Strategic Allocation's shareholders. All issued and outstanding shares of Strategic Allocation will be canceled. The shares of Balanced to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Strategic Allocation will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including, accuracy of various representations and warranties and receipt of opinions of counsel. The Plan may be terminated (a) by the mutual agreement of Strategic Allocation and Balanced; (b) by either Strategic Allocation or Balanced if the Reorganization has not occurred on or before July 31, 2005 or (c) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date if not cured within 30 days, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         If the Reorganization is not consummated, PIC or one of its affiliates will pay the expenses incurred by Strategic Allocation and Balanced in connection with the Reorganization. In such event, no portion of the expenses will be borne directly or indirectly by Strategic Allocation, Balanced or their shareholders.

         If the Reorganization is not consummated, the Trustees of Strategic Allocation will consider other possible courses of action that may be in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

         The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, Strategic Allocation and Balanced will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

1. The transfer of all of the assets of Strategic Allocation solely in exchange for shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation followed by the distribution of Balanced's shares to the shareholders of Strategic Allocation in dissolution and liquidation of Strategic Allocation, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Strategic Allocation and Balanced will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

2. No gain or loss will be recognized by Balanced upon the receipt of the assets of Strategic Allocation solely in exchange for the shares of Balanced and the assumption by Balanced of the liabilities of Strategic Allocation;

3. No gain or loss will be recognized by Strategic Allocation on the transfer of its assets to Balanced in exchange for Balanced's shares and the assumption by Balanced of the liabilities of Strategic Allocation or upon the distribution (whether actual or constructive) of Balanced's shares to Strategic Allocation's shareholders in exchange for their shares of Strategic Allocation;

4. No gain or loss will be recognized by Strategic Allocation's shareholders upon the exchange of their shares of Strategic Allocation for shares of Balanced in liquidation of Strategic Allocation;

5. The aggregate tax basis of the shares of Balanced received by each shareholder of Strategic Allocation pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Strategic Allocation held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Balanced received by each shareholder of Strategic Allocation will include the period during which the shares of Strategic Allocation exchanged therefor were held by such shareholder (provided that the shares of Strategic Allocation were held as a capital asset on the date of the Reorganization); and

6. The tax basis of the assets of Strategic Allocation acquired by Balanced will be the same as the tax basis of such assets to Strategic Allocation immediately prior to the Reorganization, and the holding period of such assets in the hands of Balanced will include the period during which the assets were held by Strategic Allocation.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each shareholder of Strategic Allocation would recognize a taxable gain or loss equal to the difference between its tax basis in its Strategic Allocation shares and the fair market value of the shares of Balanced it received.

         Balanced's utilization after the Reorganization of any pre-Reorganization losses realized by Strategic Allocation to offset gains realized by Balanced could be subject to limitation in future years.

PRO-FORMA CAPITALIZATION

         The following table sets forth the capitalization of Strategic Allocation and Balanced as of October 31, 2004, and the capitalization of Balanced on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.02426475 Class A shares, 1.008933203 Class B shares and 1.008049005 Class C shares of Balanced for each Class A, Class B and Class C share, respectively, of Strategic Allocation.

                CAPITALIZATION OF STRATEGIC ALLOCATION, BALANCED AND
                              BALANCED (PRO FORMA)*

----------------------------------------------------------------------------------------

                                                                           BALANCED
                                   STRATEGIC                           PRO-FORMA (AFTER
                                   ALLOCATION          BALANCED        REORGANIZATION)
                                   ----------          --------        ---------------
------------------------------- ------------------ ------------------ -------------------
Net Assets

Class A                            $222,305,528       $926,382,777      $1,148,688,305
Class B                             $11,214,946        $16,814,397         $28,029,343
Class C                             $99,625,768            N/A             $99,625,768
Total Net Assets                   $333,146,242       $943,197,174      $1,276,343,416
------------------------------- ------------------ ------------------ -------------------
Net Asset Value Per Share

Class A                               $15.34             $14.98              $14.98
Class B                               $15.07             $14.93              $14.93
Class C                               $15.05               N/A               $14.93
------------------------------- ------------------ ------------------ -------------------
Shares Outstanding

Class A                              14,488,339         61,840,221          76,680,116
Class B                                 744,293          1,125,876           1,876,818
Class C                               6,617,582             N/A              6,670,846
------------------------------- ------------------ ------------------ -------------------
Total Shares Outstanding             21,850,214         62,966,097          85,227,780
-----------------------------------------------------------------------------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

DISTRIBUTION OF SHARES

         PEPCO, an affiliate of The Phoenix Companies, Inc. and the sole stockholder of the Adviser, serves as the national distributor of the Funds' shares. PEPCO distributes the Funds' shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Balanced is authorized to issue three classes of shares: Class A, Class B and Class C. Strategic Allocation currently offers Class A, Class B and Class C shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any.

         In the proposed Reorganization, shareholders of Strategic Allocation owning Class A, Class B or Class C shares will receive Class A, Class B or Class C shares, respectively, of Balanced. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class A shares of Balanced under which the Fund may pay a service fee at an annual rate which may not exceed 0.25 % of average daily net assets attributable to the Class.

         Class B shares are sold with a contingent deferred sales charge ("CDSC") which ranges from 5.00% to 2.00% if shares are redeemed within 5 years of their purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares acquired as a result of the Reorganization, the length of time you hold shares in Balanced will be added to the length of time you held shares in Strategic Allocation. If you acquire Class B shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Strategic Allocation. Class B shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class B shares of Balanced under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00% of average daily net assets attributable to the Class. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Reorganization to shareholders of Strategic Allocation will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Strategic Allocation were originally purchased.

         Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Balanced will be added to the length of time you held shares in Strategic Allocation. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Strategic Allocation. Class C shares are also subject to distribution-related fees. A Rule 12b-1 plan has been adopted for the Class C shares of Balanced under which the Fund may pay for distribution-related expenses at an annual rate which may not exceed 1.00 % of average daily net assets attributable to the Class. Class C shares do not convert to any other class of shares. Class C shares issued to shareholders of Strategic Allocation in connection with the Reorganization will continue to be subject to the CDSC schedule in place at the time of their original purchase.

         In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class B and Class C shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Balanced.

PURCHASE AND REDEMPTION PROCEDURES

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. Subject to certain exceptions, the minimum initial purchase requirement for each Fund is $500 and the minimum for subsequent purchases of each Fund is $25. For more information, see "Your Account" and "How to Buy Shares" in each Fund's Prospectus. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's Prospectus. Each Fund may involuntarily redeem shareholders' accounts that have a balance below $200, subject to 60-days written notice. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

         Strategic Allocation and Balanced currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Phoenix Funds.

         On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds' exchange privileges is contained in the Funds' Prospectuses.

DIVIDEND POLICY

         Strategic Allocation distributes net investment income at least annually. Balanced distributes net investment income quarterly. Both Funds distribute net realized capital gains, if any, at least annually.

         All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds' Prospectuses for further information concerning dividends and distributions.

         Each Fund has qualified, and Balanced intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

                 COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

FORM OF ORGANIZATION

         Strategic Allocation is an open-end management investment company registered with the SEC under the 1940 Act that was originally organized under Massachusetts law in 1966 as a Massachusetts corporation and was reorganized as a Delaware statutory trust in 2000. Balanced is a series of Phoenix Series Fund, a diversified open-end management investment company registered with the SEC under the 1940 Act that was organized under Massachusetts law in 1958 as a business trust and was reorganized as a Delaware statutory trust in 2000. Strategic Allocation and Phoenix Series Fund are governed by their respective Agreements and Declarations of Trust ("Declarations of Trust") and Bylaws, a Board of Trustees, and applicable Delaware law. Phoenix Series Fund is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of Phoenix Series Fund currently consist of Balanced and five other mutual funds of various asset classes.

CAPITALIZATION

         The beneficial interests in Strategic Allocation and Phoenix Series Fund are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

         Shares of Strategic Allocation are offered in three classes (Class A, Class B and Class C) and shares of Balanced are also offered in three classes (Class A, Class B and Class C). Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees, as applicable. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

SHAREHOLDER LIABILITY

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that Strategic Allocation or Phoenix Series Fund or a shareholder of Strategic Allocation or Phoenix Series Fund is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of Strategic Allocation and Phoenix Series Fund to liability. To guard against this risk, the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund (a) provides that any written obligation of Strategic Allocation or Phoenix Series Fund, as the case may be, may contain a statement that such obligation may only be enforced against the assets of Strategic Allocation or Phoenix Series Fund, as the case may be, or the particular series in question and the obligation is not binding upon the shareholders of Strategic Allocation or Phoenix Series Fund, as the case may be; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and

(b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Strategic Allocation or Phoenix Series Fund, as the case may be. Accordingly, the risk of a shareholder of Strategic Allocation or Phoenix Series Fund incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) Strategic Allocation or Phoenix Series Fund, as the case may be, itself is unable to meet its obligations. In light of Delaware law, the nature of each of Strategic Allocation's and Phoenix Series Fund's business, and the nature of their assets, the risk of personal liability to a shareholder of Strategic Allocation or Phoenix Series Fund is remote.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

         Strategic Allocation and Phoenix Series Fund, on behalf of Balanced, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Strategic Allocation or Phoenix Series Fund. In addition, each of Strategic Allocation and Phoenix Series Fund is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Strategic Allocation nor Phoenix Series Fund currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Strategic Allocation or Phoenix Series Fund.

         Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to each of Strategic Allocation and Phoenix Series Fund, 33 1/3% of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act). A Trustee of Strategic Allocation or Phoenix Series Fund may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of Strategic Allocation or Phoenix Series Fund, as the case may be, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

         Under the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

         The Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote:
(1) reorganize Strategic Allocation or Phoenix Series Fund, as the case may be, as a corporation or other entity, (2) merge Strategic Allocation or Phoenix Series Fund, as the case may be, into another entity, or merge, consolidate or transfer the assets and liabilities of a Fund or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class. The Trustees of each of Strategic Allocation and Phoenix Series Fund may also terminate Strategic Allocation or Phoenix Series Fund, as the case may be, a fund, or a class of shares upon written notice to the shareholders.

LIQUIDATION

         In the event of the liquidation of Strategic Allocation or Phoenix Series Fund, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Strategic Allocation or Phoenix Series Fund, the Fund or attributable to the class over the liabilities belonging to Strategic Allocation or Phoenix Series Fund, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of a class of the Fund held by them on the date of distribution.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

         Under the Declaration of Trust of each of Strategic Allocation and Phoenix Series Fund, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and Bylaws of each of Strategic Allocation and Phoenix Series Fund, each Trustee of Strategic Allocation or Phoenix Series Fund, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Strategic Allocation or Phoenix Series Fund, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, "disabling conduct") or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Strategic Allocation or Phoenix Series Fund, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by
(a) the court or other body before which the proceeding was brought (b) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Strategic Allocation and Phoenix Series Fund may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Strategic Allocation or Phoenix Series Fund, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and Bylaws of each of Strategic Allocation and Phoenix Series Fund and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, Bylaws and Delaware law directly for more complete information.

SHAREHOLDER INFORMATION

         As of March 31, 2005, the total number of shares of Strategic Allocation outstanding was as follows:

         -----------------------------------------------------
                                       NUMBER OF SHARES
         ------------------------ ----------------------------
         CLASS A                         14,000,218.139
         CLASS B                            584,577.447
         CLASS C                          6,037,926.825
         ------------------------ ----------------------------
         TOTAL                           20,622,722.411
         -----------------------------------------------------

         As of March 31, 2005, the officers and Trustees of Strategic Allocation, as a group, owned beneficially or of record less than 1% of the outstanding shares of Strategic Allocation.

         As of March 31, 2005, the officers and Trustees of the Phoenix Series Fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of Balanced.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of April 21, 2005, there were no beneficial owners or record owners of more than 5% of the shares of Strategic Allocation or Balanced. However, the following shareholder held more than 5% of the named classes of shares of Strategic Allocation:

             Name of                                               Percentage            Number
         Shareholder                            Class                 Owned             of Shares
         -----------                            -----                 -----             ---------

MLPF&S FOR THE SOLE                            Class B               15.79%             92,072.931
BENEFIT OF ITS CUSTOMERS                       Class C               14.63%            884,476.042
ATTN FUND ADMINISTRATION
4800 DEER LAKE DR E 3RD FL
JACKSONVILLE FL 32246-6484

                        FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Strategic Allocation, for the year ended December 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Annual Report of Phoenix Series Fund relating to Balanced, for the year ended October 31, 2004, and the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Balanced are being passed upon by Counsel, Phoenix Life Insurance Company.

                             ADDITIONAL INFORMATION

         Strategic Allocation and Phoenix Series Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661 and at Woolworth Building, 233 Broadway, New York, New York 10279. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

April 25, 2005

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of _____, 2005, by and between Phoenix Series Fund (the "Series Fund"), a Delaware Statutory Trust with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix Balanced Fund (the "Surviving Series"), a portfolio series thereof, and the Phoenix Strategic Allocation Fund (the "Strategic Allocation Fund"), a Delaware Statutory Trust with a principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301 (the "Merging Series"). For the purposes hereof, all references in this Agreement to action taken by the Surviving Series or the Merging Series shall be deemed to refer to action taken by the Series Fund or the Strategic Allocation Fund, on behalf of the respective portfolio series and all references to the "Trust(s)" shall collectively refer to the Series Fund and the Strategic Allocation Fund.

                                    RECITALS

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code") and the regulations thereunder. The reorganization (the "Reorganization") will consist of the transfer of all or substantially all of the assets of the Merging Series to the Surviving Series in exchange solely for corresponding Class A, Class B and Class C shares of beneficial interest in the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of Strategic Allocation Fund and Series Fund, respectively, which are open-end, registered investment companies of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest. The Trustees of the Series Fund, including a majority of the trustees thereof who are not interested persons, as such term is defined pursuant to the Investment Company Act of 1940, as amended (the "1940 Act") have determined that participation in the Reorganization is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of effecting this transaction.

         The Trustees of the Strategic Allocation Fund, including a majority of the trustees thereof who are not interested persons, as such term is defined pursuant to the 1940 Act, have also determined that participation in the Reorganization is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of effecting this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES AND THE LIQUIDATION OF THE MERGING SERIES.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place on the next business day following the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, the "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series' shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Surviving Series' Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Surviving Series' Board of Trustees which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for both the Series Fund and the Strategic Allocation Fund.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be April 29, 2005, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Phoenix Life Insurance Company, One American Row, Hartford, CT 06102 or at such other time and/or place as the parties may agree.

         3.2 The Strategic Allocation Fund shall direct State Street Bank and Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets have been delivered in proper form to the Surviving Series, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to State Street Bank and Trust Company, as the custodian for the Surviving Series, no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver on the next business day following the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Merging Series shall be delivered by wire transfer of Federal funds on the next business day following the Closing Date.

         3.3 The Strategic Allocation Fund shall direct Phoenix Equity Planning Corporation (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate by an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date to the Secretary of the Surviving Series, or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trusts, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Strategic Allocation Fund, on behalf of the Merging Series, represents and warrants to the Series Fund as follows:

                  (a) The Merging Series is duly organized as a series of the Strategic Allocation Fund, which is a Statutory Trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Strategic Allocation Fund's Agreement and Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

                  (b) The Strategic Allocation Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

                  (c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Merging Series conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Strategic Allocation Fund, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Series Fund, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

                  (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Strategic Allocation Fund's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Strategic Allocation Fund, on behalf of the Merging Series, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Strategic Allocation Fund, on behalf of the Merging Series, is a party or by which it is bound;

                  (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

                  (h) Except as otherwise disclosed in writing to and accepted by the Series Fund, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Strategic Allocation Fund, on behalf of the Merging Series, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Strategic Allocation Fund, on behalf of the Merging Series, knows of no facts or circumstances, which, individually or in the aggregate, with the passage of time or the giving of notice (or both) would form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated or that does or could lead to a claim under existing directors and officers errors and omissions coverage;

                  (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2004, have been audited by PricewaterhouseCoopers, LLP ("PwC"), independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

                  (j) Since December 31, 2004, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge the Liabilities, or the redemption of Merging Series' shares by shareholders of the Merging Series shall not constitute a material adverse change;

                  (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

                  (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, will be fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. Except for (x) the right of Class B shares of the Merging Series to automatically convert into Class A shares of the Merging Series eight years after purchase, or (y) in connection with any automatic dividend reinvestment plan available to the Merging Series' shareholders, the Merging Series does not have outstanding any options, warrants or other rights to subscribe for or to purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

                  (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Strategic Allocation Fund, on behalf of the Merging Series, and this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

                  (p) The information statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Information Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

                  (q) Any person who acts as legal counsel for the independent trustees of the Strategic Allocation Fund is an independent legal counsel as such term is defined under applicable law.

         4.2 The Series Fund, on behalf of the Surviving Series, represents and warrants as follows:

                  (a) The Surviving Series is duly organized as a series of the Series Fund, which is a Statutory Trust duly organized, validly existing and in good standing under the laws of the State of

Delaware with power under the Series Fund's Declaration of Trust to own all of its assets and to carry on its business as it is now being conducted;

                  (b) The Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

                  (c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

                  (d) The current prospectus and statement of additional information of the Surviving Series conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

                  (e) On the Closing Date, the Series Fund, on behalf of the Surviving Series, will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

                  (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Series Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Series Fund, on behalf of the Surviving Series, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Series Fund, on behalf of the Surviving Series, is a party or by which it is bound;

                  (g) Except as otherwise disclosed in writing to and accepted by the Strategic Allocation Fund, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Series Fund, on behalf of the Surviving Series, or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Series Fund, on behalf of the Surviving Series, knows of no facts or circumstances which, individually or in the aggregate, with the passage of time or the giving of notice (or both) might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated or that does or could lead to a claim under existing directors and officers errors and omissions coverage;

                  (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at October 31, 2004, have been audited by PwC, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with

GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

                  (i) Since October 31, 2004, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series' liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

                  (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to compute and has computed (or will compute) its Federal income tax under Section 852 of the Code;

                  (l) All issued and outstanding shares of the Surviving Series are, and on the Closing Date will be, duly and validly issued and outstanding, will be fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. Except for (x) the right of Class B shares of the Merging Series to automatically convert into Class A shares of the Surviving Series eight years after purchase, or (y) in connection with any automatic dividend reinvestment plan available to the Surviving Series' shareholders, the Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Surviving Series, nor is there outstanding any security convertible into any shares of the Surviving Series;

                  (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Series Fund, on behalf of the Surviving Series, and this Agreement will constitute a valid and binding obligation of the Series Fund, on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable;

                  (o) The information to be furnished by the Series Fund for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

                  (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the Information Statement to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder;

                  (q) The majority of the Trustees of the Series Fund are not interested persons of the Series Fund, and those trustees select and nominate any of the independent trustees of the Series Fund; and

                  (r) Any person who acts as legal counsel for the independent trustees of the Series Fund is an independent legal counsel as such term is defined under applicable law.

5. COVENANTS OF THE SERIES FUND AND THE STRATEGIC ALLOCATION FUND, ON BEHALF OF THE SURVIVING SERIES AND THE MERGING SERIES, RESPECTIVELY

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Board of Trustees of the Strategic Allocation Fund has considered and approved this Agreement as permitted under applicable state and Federal law and the operative trust document and will take all other reasonable action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Series Fund covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Trusts will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Strategic Allocation Fund will provide the Series Fund with information reasonably necessary for the preparation of a registration statement on Form N-14 to the Merging Series (the "Registration Statement"), such Registration statement to consist of, without limitation, a prospectus and Information Statement.

         5.7 The Strategic Allocation Fund, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Series Fund, on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Series Fund, on behalf of the Surviving Series, may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement to vest in and confirm (a) the Strategic Allocation Fund's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Series Fund's, on behalf of the Surviving Series', title to and possession of all the Assets.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Strategic Allocation Fund, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Series Fund, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Series Fund, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Series Fund, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Series Fund, on behalf of the Surviving Series, on or before the Closing Date; and

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Series Fund, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at its election, to the performance by the Strategic Allocation Fund, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Strategic Allocation Fund, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Strategic Allocation Fund, on behalf of the Merging Series, shall have delivered to the Surviving Series a statement of the Assets and the Liabilities, as of the Closing Date, certified by the Treasurer or any Assistant Treasurer of the Strategic Allocation Fund;

         7.3 The Strategic Allocation Fund, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Strategic Allocation Fund, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Strategic Allocation Fund, on behalf of the Merging Series, or the Series Fund, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 On the Closing Date, no action, suit or other proceeding shall be pending or, to each Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Strategic Allocation Fund or the Series Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.4 The parties shall have received the signed opinion of Sullivan & Worcester, addressed to the parties hereto and Phoenix Investment Counsel, Inc. in the form agreed upon by the parties hereto, substantially to the effect that, based upon certain facts, and the Officer's Certificate, the transaction contemplated by this Agreement, will for Federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of an Officer's Certificate substantially in the form agreed upon by the parties.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Strategic Allocation Fund, on behalf of the Merging Series, and the Series Fund, on behalf of the Surviving Series, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization arising from and after approval by each respective board of trustees, will be borne by Phoenix Investment Partners, Ltd. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' Information Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Strategic Allocation Fund and the Series Fund have not made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party: (i) by mutual agreement of the parties, or (ii) either party if the Closing shall not have occurred on or before June 30, 2005, unless such date is extended by mutual agreement of the parties, or
(iii) either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Strategic Allocation Fund and the Series Fund.

13.      NOTICES

          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the parties hereto at their principal place of business.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the Strategic Allocation Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Strategic Allocation Fund personally, but shall bind only the trust property of the Merging Series, as provided in the Declaration of Trust of the Strategic Allocation Fund. The execution and delivery by such officers of the Strategic Allocation Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Merging Series as provided in the Declaration of Trust of the Strategic Allocation Fund. Strategic Allocation Fund is a series company with a single portfolio series, and the Strategic Allocation Fund has entered into this Agreement on behalf of such series, the Merging Series. With respect to any obligation of the Strategic Allocation Fund arising hereunder, the Series Fund and the Surviving Series shall look for payment or satisfaction of such obligations solely to the assets and property of the Merging Series.

         14.6 It is expressly agreed that the obligations of the Series Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Series Fund personally, but shall bind only the trust property of the Surviving Series, as provided in the Declaration of Trust of the Series Fund. The execution and delivery by such officers of the Series Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Surviving Series as provided in the Declaration of Trust of the Series Fund. The Series Fund is a series company with six portfolio series, and the Series Fund has entered into this Agreement on behalf of one such series, the Surviving Series. With respect to any obligation of the Series Fund arising hereunder, the Strategic Allocation Fund and the Merging Series shall look for payment or satisfaction of such obligations solely to the assets and property of the Surviving Series.

         [signature page follows]

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or a Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:                                 PHOENIX SERIES FUND, ON BEHALF OF
                                        PHOENIX BALANCED FUND

                                        By:
--------------------------------            ------------------------------------
Matthew A. Swendiman                           George R. Aylward
Assistant Secretary
                                        Title: Executive Vice President
                                               ---------------------------------


Attest:                                 PHOENIX STRATEGIC ALLOCATION FUND

                                        By:
--------------------------------            ------------------------------------
Matthew A. Swendiman                           Francis G. Waltman
Assistant Secretary
                                        Title: Senior Vice President
                                               ---------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                        PHOENIX STRATEGIC ALLOCATION FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

                        By and In Exchange For Shares of

                              PHOENIX BALANCED FUND

                                   a series of

                               PHOENIX SERIES FUND
                     c/o Phoenix Equity Planning Corporation
                                101 Munson Street
                         Greenfield, Massachusetts 01301

This Statement of Additional Information, dated April 25, 2005, relating specifically to the proposed transfer of the assets and liabilities of Phoenix Strategic Allocation Fund ("Strategic Allocation") to Phoenix Balanced Fund ("Balanced"), a series of Phoenix Series Fund, in exchange for Class A, Class B and Class C shares of beneficial interest, no par value, of Balanced (to be issued to holders of shares of Strategic Allocation), consists of the information set forth below pertaining to Strategic Allocation and Balanced and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1) The Statement of Additional Information of Strategic Allocation dated March 15, 2004, as supplemented April 15, 2004, January 3, 2005 and March 18, 2005;

         (2) The Statement of Additional Information of Balanced dated February 19, 2005;

         (3) Annual Report of Strategic Allocation for the year ended December 31, 2004;

         (4)      Annual Report of Balanced for the year ended October 31, 2004;
                  and

         (5)      Pro Forma Financial Statements dated as of October 31, 2004.

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Information Statement of Strategic Allocation and Balanced dated April 25, 2005. A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to Strategic Allocation or Phoenix Series Fund at the telephone numbers or addresses set forth above.